Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Netherlands
Market Risk [Line Items]
Reportable ECL	€ 389	€ 270
Netherlands | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 288	€ 193
Probability weighting	20.00%	20.00%
Netherlands | Upside scenario | Real GDP
Market Risk [Line Items]
2026	2.60%	2.60%
2027	2.90%	3.00%
2028	2.30%	2.50%
Netherlands | Upside scenario | Unemployment
Market Risk [Line Items]
2026	3.50%	3.50%
2027	3.20%	3.30%
2028	3.20%	3.30%
Netherlands | Upside scenario | HPI
Market Risk [Line Items]
2026	8.20%	18.90%
2027	8.50%	11.70%
2028	7.00%	2.50%
Netherlands | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 364	€ 249
Probability weighting	60.00%	60.00%
Netherlands | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	1.10%	1.50%
2027	1.40%	1.40%
2028	1.50%	1.50%
Netherlands | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	4.00%	4.00%
2027	3.90%	4.10%
2028	4.10%	4.30%
Netherlands | Baseline scenario | HPI
Market Risk [Line Items]
2026	4.40%	9.10%
2027	3.00%	3.50%
2028	2.90%	2.40%
Netherlands | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 566	€ 411
Probability weighting	20.00%	20.00%
Netherlands | Downside scenario | Real GDP
Market Risk [Line Items]
2026	(1.20%)	(0.40%)
2027	(0.90%)	(1.40%)
2028	0.20%	(0.20%)
Netherlands | Downside scenario | Unemployment
Market Risk [Line Items]
2026	5.50%	5.70%
2027	6.50%	7.20%
2028	7.40%	8.10%
Netherlands | Downside scenario | HPI
Market Risk [Line Items]
2026	(0.80%)	(3.70%)
2027	(5.10%)	(7.20%)
2028	(5.10%)	2.20%
Germany
Market Risk [Line Items]
Reportable ECL	€ 633	€ 548
Germany | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 584	€ 510
Probability weighting	20.00%	20.00%
Germany | Upside scenario | Real GDP
Market Risk [Line Items]
2026	2.80%	2.00%
2027	3.00%	2.80%
2028	1.80%	1.60%
Germany | Upside scenario | Unemployment
Market Risk [Line Items]
2026	3.00%	2.90%
2027	2.40%	2.40%
2028	2.20%	2.00%
Germany | Upside scenario | HPI
Market Risk [Line Items]
2026	8.20%	5.40%
2027	9.80%	8.90%
2028	9.40%	9.90%
Germany | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 623	€ 540
Probability weighting	60.00%	60.00%
Germany | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	1.10%	0.50%
2027	1.50%	1.10%
2028	1.30%	1.20%
Germany | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	3.50%	3.40%
2027	3.20%	3.30%
2028	3.10%	3.20%
Germany | Baseline scenario | HPI
Market Risk [Line Items]
2026	5.00%	2.60%
2027	6.20%	5.60%
2028	6.30%	6.30%
Germany | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 713	€ 609
Probability weighting	20.00%	20.00%
Germany | Downside scenario | Real GDP
Market Risk [Line Items]
2026	(1.70%)	(1.70%)
2027	(1.10%)	(1.70%)
2028	0.40%	0.30%
Germany | Downside scenario | Unemployment
Market Risk [Line Items]
2026	4.70%	4.70%
2027	5.30%	5.60%
2028	5.60%	5.90%
Germany | Downside scenario | HPI
Market Risk [Line Items]
2026	0.90%	(1.70%)
2027	0.40%	1.30%
2028	2.70%	2.20%
Belgium
Market Risk [Line Items]
Reportable ECL	€ 596	€ 579
Belgium | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 544	€ 534
Probability weighting	20.00%	20.00%
Belgium | Upside scenario | Real GDP
Market Risk [Line Items]
2026	2.70%	2.20%
2027	2.30%	2.60%
2028	1.90%	2.10%
Belgium | Upside scenario | Unemployment
Market Risk [Line Items]
2026	5.10%	5.10%
2027	4.60%	5.00%
2028	4.50%	4.90%
Belgium | Upside scenario | HPI
Market Risk [Line Items]
2026	5.20%	4.80%
2027	4.90%	4.50%
2028	5.40%	4.40%
Belgium | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 585	€ 569
Probability weighting	60.00%	60.00%
Belgium | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	1.10%	1.10%
2027	1.40%	1.50%
2028	1.60%	1.60%
Belgium | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	5.90%	5.70%
2027	5.60%	5.70%
2028	5.50%	5.60%
Belgium | Baseline scenario | HPI
Market Risk [Line Items]
2026	3.70%	3.20%
2027	4.20%	4.10%
2028	4.40%	3.80%
Belgium | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 682	€ 654
Probability weighting	20.00%	20.00%
Belgium | Downside scenario | Real GDP
Market Risk [Line Items]
2026	(1.50%)	(0.60%)
2027	0.10%	(0.20%)
2028	1.40%	1.10%
Belgium | Downside scenario | Unemployment
Market Risk [Line Items]
2026	7.00%	7.00%
2027	7.70%	8.00%
2028	7.90%	8.00%
Belgium | Downside scenario | HPI
Market Risk [Line Items]
2026	1.80%	1.20%
2027	2.60%	2.90%
2028	2.60%	2.50%
USA
Market Risk [Line Items]
Reportable ECL	€ 105	€ 113
USA | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 64	€ 74
Probability weighting	20.00%	20.00%
USA | Upside scenario | Real GDP
Market Risk [Line Items]
2026	3.20%	3.10%
2027	2.90%	3.50%
2028	2.70%	3.20%
USA | Upside scenario | Unemployment
Market Risk [Line Items]
2026	3.20%	3.40%
2027	2.50%	2.40%
2028	2.60%	2.30%
USA | Upside scenario | HPI
Market Risk [Line Items]
2026	4.80%	4.30%
2027	9.40%	8.40%
2028	10.90%	9.40%
USA | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 92	€ 101
Probability weighting	60.00%	60.00%
USA | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	2.00%	2.00%
2027	2.00%	2.00%
2028	2.00%	2.00%
USA | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	4.30%	4.20%
2027	4.10%	4.10%
2028	4.10%	4.00%
USA | Baseline scenario | HPI
Market Risk [Line Items]
2026	1.40%	3.30%
2027	2.70%	3.70%
2028	3.60%	3.90%
USA | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 184	€ 187
Probability weighting	20.00%	20.00%
USA | Downside scenario | Real GDP
Market Risk [Line Items]
2026	(0.40%)	(0.10%)
2027	(0.10%)	(1.10%)
2028	0.80%	(0.40%)
USA | Downside scenario | Unemployment
Market Risk [Line Items]
2026	6.70%	5.90%
2027	7.20%	7.30%
2028	7.50%	8.00%
USA | Downside scenario | HPI
Market Risk [Line Items]
2026	(5.10%)	(0.70%)
2027	(7.90%)	(3.00%)
2028	(5.50%)	(2.50%)